Income Tax Provision (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Provision (Textual)
Operating loss carryforwards net for federal income tax	$ 1,634,529
Deferred tax assets, net	555,740	555,078
Increased in valuation allowance	$ 662	$ 4,158